Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Business and government	[1]	$ 224,753		$ 214,305
Residential mortgages		283,437		280,672
Debt securities measured at FVOCI		83,031		76,693
FVO securities purchased under resale agreements		91,261		83,721
Derivative instruments		38,490		36,435
Obligations related to securities sold short		20,093		21,642
Obligations related to securities sold under repurchase agreements		133,279		110,153
Derivative instruments		43,945		40,654
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		48,016		45,254
Business and government		614		221
Residential mortgages		3		3
Loans measured at FVTPL		617		224
Debt securities measured at FVOCI		82,075		76,021
FVO securities purchased under resale agreements		23,357		24,977
Derivative instruments		38,490		36,435
Total financial assets		261,864		244,735
Deposits and other liabilities		(39,631)		(39,706)
Obligations related to securities sold short		(20,093)		(21,642)
Obligations related to securities sold under repurchase agreements		(11,546)		(9,746)
Derivative instruments		(43,945)		(40,654)
Total financial liabilities		(115,215)		(111,748)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		38,762		36,586
Debt securities measured at FVOCI		67,264		62,811
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		68,723		61,460
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		3,785		4,385
Debt securities measured at FVOCI		9,724		9,083
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		5,469		4,283
Debt securities measured at FVOCI		5,087		4,127
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		7,098		6,771
Derivative instruments		(8,450)		(9,266)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		20,249		15,525
Derivative instruments		(22,791)		(16,069)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		51		46
Derivative instruments		(58)		(55)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		7,181		10,984
Derivative instruments		(8,474)		(11,117)
Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3,911		3,109
Derivative instruments		(4,172)		(4,147)
Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		586		364
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		7,681		4,258
Debt securities measured at FVOCI		7,584		2,760
Derivative instruments		3,678		5,855
Total financial assets		85,751		72,777
Obligations related to securities sold short		(6,506)		(9,199)
Derivative instruments		(3,843)		(4,753)
Total financial liabilities		(10,349)		(13,952)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		7,681		4,258
Debt securities measured at FVOCI		7,584		2,760
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		66,808		59,904
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		11		2
Derivative instruments		(12)		(2)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3,571		5,821
Derivative instruments		(3,746)		(4,712)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		96		32
Derivative instruments		(85)		(39)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		39,804		40,926
Business and government		353		116
Residential mortgages		3		3
Loans measured at FVTPL		356		119
Debt securities measured at FVOCI		74,491		73,261
FVO securities purchased under resale agreements		23,357		24,977
Derivative instruments		34,684		30,479
Total financial assets		174,215		171,042
Deposits and other liabilities		(39,301)		(39,290)
Obligations related to securities sold short		(13,587)		(12,443)
Obligations related to securities sold under repurchase agreements		(11,546)		(9,746)
Derivative instruments		(38,982)		(34,818)
Total financial liabilities		(103,416)		(96,297)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		31,081		32,328
Debt securities measured at FVOCI		59,680		60,051
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		937		916
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		3,708		4,385
Debt securities measured at FVOCI		9,724		9,083
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		5,015		4,213
Debt securities measured at FVOCI		5,087		4,127
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		7,024		6,718
Derivative instruments		(7,422)		(8,236)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		20,249		15,525
Derivative instruments		(22,755)		(16,065)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		5		2
Derivative instruments		(7)		(5)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3,591		5,157
Derivative instruments		(4,711)		(6,404)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		3,815		3,077
Derivative instruments		(4,087)		(4,108)
Level 2 of fair value hierarchy [member] | Other assets [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		586		364
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets		1,898	$ 1,304	916	$ 917	$ 1,031	$ 953
Total financial liabilities		(1,450)	$ (1,718)	(1,499)	$ (1,670)	$ (1,372)	$ (2,116)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		531		70
Business and government		261		105
Loans measured at FVTPL		261		105
Derivative instruments		128		101
Total financial assets		1,898		916
Deposits and other liabilities		(330)		(416)
Derivative instruments		(1,120)		(1,083)
Total financial liabilities		(1,450)		(1,499)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI		978		640
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		77
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities measured at FVTPL		454		70
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		63		51
Derivative instruments		(1,016)		(1,028)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		(36)		(4)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		46		44
Derivative instruments		(51)		(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		19		6
Derivative instruments		$ (17)		$ (1)

[1]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.